Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal funds purchased and securities sold under agreements to repurchase
Maximum amount outstanding at any month end	$ 149,316	$ 154,440	$ 125,920
Weighted average interest rate at end of year	0.21%	0.22%	0.25%
Average amount outstanding	$ 141,592	$ 106,495	$ 87,106
Weighted average interest rate during the year	0.24%	0.26%	0.27%